ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2016	December 31, 2015
Accounts receivables	$682,311	$1,674,200
Allowance for doubtful accounts	(494,459)	(781,346)
	$187,852	$892,854

Schedule of allowance for doubtful accounts
	December 31, 2016	December 31, 2015
Beginning of the year	$781,346	$484,135
Recovery	(246,590)	—
Provision	—	336,626
Foreign exchange effect	(40,297)	(39,415)
	$494,459	$781,346